Share-based Compensation (Narrative of Share Options) (Details) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 01, 2011	Jan. 25, 2006	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per option granted during period			$ 18.29	$ 32.61	$ 13.19
Total intrinsic value of options exercised during period			$ 64,732	$ 98,112	$ 138,364
Allocated share-based compensation expense			34,291	$ 16,702	$ 21,921
Unrecognized share-based compensation expense relating to share options			$ 6,678
Period for recognition of unrecognized share-based compensation expense (in years)			4 years 9 months 8 days
2006 Employee Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, validity period (in years)		10 years
2006 Employee Share Option Plan [Member] | Each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			25.00%
2011 Employee Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, validity period (in years)	10 years
2011 Employee Share Incentive Plan [Member] | 12 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			20.00%
2011 Employee Share Incentive Plan [Member] | 24 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			20.00%
2011 Employee Share Incentive Plan [Member] | 36 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			30.00%
2011 Employee Share Incentive Plan [Member] | 48 months after start of vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of aggregate number of options will be vested			30.00%